Income Taxes (Details Narrative)	12 Months Ended
	Sep. 30, 2025 MOP (MOP$)	Sep. 30, 2024 MOP (MOP$)	Sep. 30, 2023	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Income Tax Disclosure [Abstract]
Other tax expense benefit | MOP$	MOP$ 1,000,000
Average taxable profit | MOP$	MOP$ 1,000,000
U.S. income tax at a rate	12.00%	12.00%	12.00%
Income tax reconciliation tax exempt income | MOP$	MOP$ 600,000	MOP$ 600,000
Income tax rate description	Based on the tax rules currently in effect in the PRC, a 10% withholding income tax is imposed on PRC sourced income derived by non-resident enterprises without establishments in the PRC. Accordingly, the fintech services fees income generated by the Company from its PRC customers is subject to the PRC withholding tax at a rate of 10%. Furthermore, under the “Arrangement between the Mainland of China and the Macau Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income,” the 10% withholding tax paid in the PRC can be credited against the Company’s Macau complementary tax liability on the same income.
Operating loss carryforwards net | $				$ 969,444	$ 76,967
Deferred tax assets valuation allowance, percent	100.00%
Deferred tax assets operating loss carryforwards | $				116,333	9,236
Unrecognized tax benefits | $				$ 0	$ 0